Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Contravisory Strategic Equity Fund (Prospectus Summary) | Contravisory Strategic Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Contravisory Strategic Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Contravisory Strategic Equity Fund (the "Fund") seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover
		rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Cap only in the
		first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in common stocks of companies of any market capitalization and other equity securities, including shares of exchange-traded funds ("ETFs"). The Fund may also invest up to 20% of its net assets in the stocks of foreign companies which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary
Receipts ("ADRs").

The Advisor's buy/sell discipline and investment management process is based on a proprietary quantitative/technical model, which uses internally generated research. A private database tracks over 2000 stocks, industry groups, and market sectors. The goal is to create a portfolio which seeks capital appreciation primarily through the purchase of domestic equity securities. The approach is designed to separate strong performing stocks from weak performing stocks within the equity markets. By analyzing long-term relative price trends, the Advisor is able to determine leading or lagging stocks in the market. This trend analysis reflects what the Advisor believes are the two primary drivers of stock price behavior: the underlying company fundamentals and investor sponsorship or "psychology." Investor psychology is judged by the relative price action of stocks. To the Advisor, an up-trending stock price assumes a positive psychology associated with the accumulation. Likewise, a down-trending relative price assumes a negative investor psychology with respect to the stock. The
Advisor gives particular emphasis to changes in trend direction, either positive or negative. The Advisor selects the Fund's stock investments without regard to a company's market capitalization or whether the stock is considered growth versus value, and the Fund may invest across all industries. The Advisor will consider selling a security if it believes the security is no longer consistent
		with the Fund's objective or no longer meets its valuation criteria.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is a risk that you could lose all or a portion of your investment in the
Fund. The following principal risks can affect the value of your investment:

·  General Market Risk. The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk. The Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

·  Foreign Security Risk. Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Large Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Small- and Medium-Sized Company Risk. Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.
   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

·  Newer Fund Risk. The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically
		viable size.
Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not available. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad
		measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Contravisory Strategic Equity Fund (Prospectus Summary) | Contravisory Strategic Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	11.50%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,592
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,667
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,601
Contravisory Strategic Equity Fund (Prospectus Summary) | Contravisory Strategic Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	11.50%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,531
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,587
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,520

[1]	Acquired Fund Fees and Expenses of 0.01% are included in Other Expenses.
[2]	Contravisory Investment Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and/or pay the Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Investor Class shares of the Fund to 1.50% and Institutional Class shares of the Fund to 1.25% of the Fund's average net assets (the "Expense Caps"). The Expense Caps will remain in effect at least until June 30, 2013. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years as long as such reimbursement does not cause the Fund's Operating Expenses to exceed the Expense Caps. Any such reimbursement is subject to Board review and approval. The Operating Expenses Limitation Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.